SEGMENT REPORTING	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Note 11 - SEGMENT REPORTING

NOTE 11 – SEGMENT REPORTING

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company's internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company's business segments.

The Company's chief operating decision maker (“CODM”) has been identified as the CEO who reviews the financial information of separate operating segments when making decisions about allocating resources and assessing performance of the group. Based on management's assessment, the Company considers its most significant segments for 2021 and 2020 are those in which it is providing Broadband Internet through TPT SpeedConnect and Media Production services through Blue Collar Medical Testing services through TPT MedTech and QuikLABs.

The following tables present summary information by segment for the three months ended September 30, 2021 and 2020 respectively:

2021
	TPT SpeedConnect	Blue Collar	TPT MedTech and QuikLABS	Corporate and other	Total
Revenue	$1,816,781	529,606	22,859	150,180	$2,519,426
Cost of sales	$(1,363,272)	(472,299)	(21,296)	(78,923)	$(1,935,790)
Net income (loss)	$(121,318)	(22,897)	(153,792)	(4,420,289)	$(4,718,296)
Total assets	$6,817,103	1,122,838	466,291	3,362,516	$11,768,748
Depreciation and amortization	$(154,000)	(27,834)	(25,239)	(138,223)	$(345,296)
Derivative expense	$-	-	-	(3,472,930)	$(3,472,930)
Interest expense	$(476,925)	(8,854)	-	(191,204)	$(676,983)

2020
	TPT SpeedConnect	Blue Collar	Corporate and other	Total
Revenue	$2,419,442	$351,515	$15,653	$2,786,610
Cost of revenue	$(1,648,683)	$(130,130)	$(46,610)	$(1,825,423)
Net income (loss)	$138,181	$71,567	$(2,594,790)	$(2,385,042)
Total assets	$7,371,051	$559,912	$8,029,082	$15,960,045
Depreciation and amortization	$(150,434)	$(18,556)	$(277,428)	$(446,418)
Derivative gin	$-	$-	$223,229	$223,229
Interest expense	$(55,047)	$(8,528)	$(184,583)	$(248,158)

The following tables present summary information by segment for the nine months ended September 30, 2021 and 2020 respectively:

2021
	TPT SpeedConnect	Blue Collar	TPT MedTech and QuikLABS	Corporate and Other	Total
Revenue	$5,867,005	$1,241,060	$479,967	$222,924	$7,810,956
Cost of sales	$(4,502,016)	$(808,129)	$(787,504)	$(189,436)	$(6,287,085)
Net income (loss)	$(721,373)	$$8,009	$(1,205,060)	$(6,753,395)	$(8,671,819)
Total assets	$6,817,103	$1,122,838	$466,291	$3,362,516	$11,768,748
Depreciation and amortization	$(455,640)	$(83,502)	$(25,239)	$(469,928)	$(1,034,309)
Derivative expense	$-	$-	$-	$(3,098,381)	$(3,098,381)
Interest expense	$(812,859)	$(23,197)	$-	$(641,049)	$(1,477,105)

2020
	TPT SpeedConnect	Blue Collar	Corporate and Other	Total
Revenue	$7,683,928	$877,607	$57,819	$8,619,354
Cost of revenue	$(4,876,775)	$(418,968)	$(267,357)	$(5,563,100)
Net income (loss)	$880,554	$(174,388)	$(5,587,196)	$(4,881,030)
Total assets	$7,371,051	$559,912	$8,029,082	$15,960,045
Depreciation and amortization	$(390,422)	$(83,502)	$(855,331)	$(1,329,255)
Derivative expense	$-	$-	$(176,790)	$(176,790)
Interest expense	$(135,500)	$(28,172)	$(918,587)	$(1,082,259)

NOTE 12 – SEGMENT REPORTING

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company's internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company's business segments.

The Company's chief operating decision maker (“CODM”) has been identified as the CEO who reviews the financial information of separate operating segments when making decisions about allocating resources and assessing performance of the group. Based on management's assessment, the Company considers its most significant segments for 2020 and 2019 are those in which it is providing Broadband Internet through TPT SpeedConnect and Media Production services through Blue Collar Medical Testing services through TPT MedTech and QuikLABs.

The following table presents summary information by segment for the twelve months ended December 31, 2020 and 2019, respectively:

2020
	TPT SpeedConnect	Blue Collar	TPT MedTech and QuikLABS	Corporate and other	Total
Revenue	$9,958,770	1,051,120	30,484	53,796	$11,094,170
Cost of revenue	$(6,367,474)	(437,936)	(68,884)	(319,199)	$(7,193,493)
Net income (loss)	$983,673	(166,110)	(747,485)	(8,189,346)	$(8,119,268)
Total assets	$7,010,444	370,554	11,850	5,443,840	$12,836,688
Depreciation and amortization	$(531,254)	(111,336)	(3,583)	(1,139,470)	$(1,785,643)
Impairment of long lived assets and goodwill	$-	(853,366)	-	(1,849,630)	$(2,702,996)
Derivative gain (expense)	$-	-	-	1,140,323	$1,140,323
Interest expense	$(242,693)	(36,507)	(800)	(1,251,733)	$(1,531,733)

2019
	TPT SpeedConnect	Blue Collar	TPT MedTech and QuikLABS	Corporate and other	Total
Revenue	$8,002,875	1,941,955	-	267,547	$10,212,377
Cost of revenue	$(4,879,444)	(751,349)	-	(281,208)	$(5,912,001)
Net income (loss)	$1,124,210	428,758	-	(15,581,133)	$(14,028,165)
Total assets	$8,003,380	476,268	-	6,974,105	$15,453,753
Depreciation and amortization	$(282,449)	(20,563)	-	(1,156,679)	$(1,459,691)
Impairment of long lived assets and goodwill	$-	-	-	(949,872)	$(949,872)
Derivative expense	$-	-	-	(7,476,908)	$(7,476,908)
Interest expense	$-	(119,359)	-	(3,461,661)	$(3,581,020)